Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Texas Community Bancshares, Inc.
Entity Central Index Key	0001849466
Amendment Flag	false
SSB 401(k) Profit Sharing Plan
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false